UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$567,460

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,415,417

		$1,982,877

Education — 5.0%

Arizona State University:

5.00%, 7/1/35	$1,500	$1,997,130

5.00%, 7/1/36	1,000	1,327,670

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	676,881

Connecticut Health and Educational Facilities Authority, (Fairfield University):

5.00%, 7/1/25	875	1,023,942

5.00%, 7/1/26	1,000	1,206,260

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	620,670

New York Dormitory Authority, (Rochester Institute of Technology):

5.00%, 7/1/35	540	698,312

5.00%, 7/1/36	395	509,503

5.00%, 7/1/37	840	1,080,744

New York Dormitory Authority, (School Districts Revenue Bond Financing Program):

5.00%, 10/1/32	1,500	1,974,720

5.00%, 10/1/33	1,175	1,538,933

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	205,476

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):

4.00%, 9/1/33	305	387,521

4.00%, 9/1/34	350	443,149

Saginaw Valley State University, MI:

5.00%, 7/1/26	750	904,290

5.00%, 7/1/27	500	609,070

5.00%, 7/1/28	1,000	1,214,890

Swarthmore Borough Authority, PA, (Swarthmore College):

4.00%, 9/15/35(1)	2,245	2,845,942

4.00%, 9/15/37(1)	1,925	2,421,727

Texas A&M University:

4.00%, 5/15/33	1,600	2,031,552

4.00%, 5/15/34	1,000	1,265,190

University of Florida:

4.00%, 7/1/31	5,000	6,343,850

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Florida: (continued)

4.00%, 7/1/32	$6,465	$8,139,176

4.00%, 7/1/33	6,720	8,421,974

University of Hawaii, 3.00%, 10/1/31	1,000	1,150,280

		$49,038,852

Electric Utilities — 2.1%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,176,170

Energy Northwest, WA, Wind Project Revenue:

5.00%, 7/1/25	365	428,831

5.00%, 7/1/26	1,000	1,171,490

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	297,573

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	897,369

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	915,692

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	601,735

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	300,542

Seattle, WA, Municipal Light and Power Revenue, 0.27%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)(2)	2,000	2,000,920

Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	5,035	6,259,311

Springfield Electric System Revenue, IL:

5.00%, 3/1/27	250	290,450

5.00%, 3/1/28	250	289,870

5.00%, 3/1/29	250	289,290

Tallahassee, FL, Energy System Revenue:

5.00%, 10/1/27	300	344,688

5.00%, 10/1/28	400	458,764

5.00%, 10/1/29	1,120	1,284,158

5.00%, 10/1/30	1,500	1,719,855

5.00%, 10/1/31	1,000	1,146,230

5.00%, 10/1/33	300	343,458

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	282,615

		$20,499,011

Escrowed / Prerefunded — 0.5%

Pennington County, SD, Certificates of Participation, Prerefunded to 6/1/25, 5.00%, 6/1/27	$1,300	$1,532,895

Seward County Unified School District No. 480, KS, Prerefunded to 9/1/25, 5.00%, 9/1/29	2,000	2,379,780

South Dakota Building Authority:

Prerefunded to 6/1/25, 5.00%, 6/1/28	210	248,063

Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	236,250

		$4,396,988

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 29.3%

Addison, TX, 5.00%, 2/15/26	$270	$290,282

Anchorage, AK:

5.00%, 9/1/25	100	118,818

5.00%, 9/1/27	780	921,905

Belding Area Schools, MI:

5.00%, 5/1/28	250	303,860

5.00%, 5/1/30	250	302,288

Birmingham, AL:

5.00%, 12/1/25	1,050	1,255,758

5.00%, 12/1/27	2,460	3,123,142

Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	450	539,190

Brookline, MA:

5.00%, 3/15/30	2,000	2,627,860

5.00%, 3/15/31	3,825	5,000,308

Burlington, VT:

5.00%, 11/1/27	305	387,008

5.00%, 11/1/29	135	179,743

5.00%, 11/1/30	300	395,952

Series 2016A, 5.00%, 11/1/26	150	184,946

Series 2019A, 5.00%, 11/1/26	210	258,924

California:

4.00%, 9/1/26	320	378,803

4.00%, 8/1/36	5,000	5,791,100

5.00%, 8/1/26	2,010	2,385,769

5.00%, 12/1/29	700	939,008

5.00%, 12/1/30	2,750	3,773,935

5.00%, 12/1/31	1,550	2,167,101

5.00%, 8/1/32	1,590	1,932,232

5.00%, 12/1/34	2,500	3,373,875

5.00%, 12/1/35	3,000	4,040,400

Cape May County, NJ, 3.00%, 10/1/31	1,000	1,114,870

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):

4.00%, 2/15/32	650	814,353

4.00%, 2/15/33	1,000	1,248,910

4.00%, 2/15/34	1,010	1,257,359

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	769,880

Clark County, NV:

3.00%, 11/1/36	3,730	4,216,355

5.00%, 11/1/26	1,020	1,258,823

Colonial School District, PA:

5.00%, 2/15/32	100	118,679

5.00%, 2/15/33	200	237,182

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Connecticut:

3.00%, 1/15/33	$4,000	$4,575,400

4.00%, 6/1/30	1,000	1,262,150

4.00%, 6/1/32	1,000	1,242,850

4.00%, 6/1/33	600	743,250

4.00%, 6/1/35	850	1,042,738

4.00%, 6/1/36	1,000	1,220,280

Contra Costa Community College District, CA, (Election of 2014):

4.00%, 8/1/32	650	804,434

4.00%, 8/1/33	100	123,379

Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	781,150

Dallas, TX:

5.00%, 2/15/29	1,885	2,100,116

5.00%, 2/15/31	3,615	3,870,327

Delaware, 5.00%, 2/1/29	1,000	1,279,900

Denton County, TX, 4.00%, 7/15/31	1,500	1,801,530

District of Columbia, 5.00%, 6/1/33	6,690	7,555,351

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	409,696

Dublin City School District, OH, 5.00%, 12/1/29	500	650,370

Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,086,375

Elk Grove Unified School District, CA:

4.00%, 8/1/32	3,105	3,919,069

4.00%, 8/1/33	3,370	4,232,450

Flower Mound, TX, 5.00%, 3/1/27	510	617,804

Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,100	1,183,754

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	449,224

Georgia, 5.00%, 2/1/32	1,000	1,239,200

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	601,085

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,044,750

Hawaii, 5.00%, 1/1/30	3,730	4,861,421

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,234,900

Homewood, AL:

5.00%, 9/1/28	2,000	2,445,900

5.00%, 9/1/29	2,000	2,444,560

Honolulu City and County, HI, 3.00%, 9/1/31	110	122,222

Illinois:

5.00%, 9/1/27	12,035	14,900,533

5.00%, 3/1/28	2,000	2,055,480

5.00%, 4/1/29	1,190	1,328,683

5.00%, 3/1/34	6,000	6,166,560

5.00%, 3/1/35	1,000	1,028,110

5.50%, 5/1/30	5,500	7,405,200

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,000	$1,111,950

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,984,920

Kennewick School District No. 17, WA:

4.00%, 12/1/33	1,155	1,445,379

4.00%, 12/1/34	1,200	1,497,444

Lakeland, FL:

5.00%, 10/1/25	635	740,410

5.00%, 10/1/28	1,500	1,752,585

5.00%, 10/1/30	1,000	1,166,000

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	431,568

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,832,048

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,972,484

Los Angeles Unified School District, CA:

4.00%, 7/1/33	2,500	3,122,925

4.00%, 7/1/36	3,000	3,695,040

Maine, 5.00%, 6/1/30	2,605	3,524,200

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	231,162

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	349,959

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,180,860

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	619,914

Morris Township, NJ, 3.00%, 11/1/27	440	493,090

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	166,857

Navasota Independent School District, TX, (PSF Guaranteed):

5.00%, 2/15/28	195	226,416

5.00%, 2/15/29	340	394,386

5.00%, 2/15/30	725	840,137

5.00%, 2/15/31	885	1,023,865

5.00%, 2/15/32	720	831,874

New Jersey:

4.00%, 6/1/31	5,000	6,314,600

5.00%, 6/1/26	2,500	3,041,425

5.00%, 6/1/27	5,000	6,268,450

5.00%, 6/1/28	10,000	12,874,500

New York, 5.00%, 3/15/31	3,000	4,147,740

Ohio, (Adult Correctional Building Fund):

5.00%, 10/1/28	1,000	1,296,430

5.00%, 10/1/29	1,500	1,987,950

5.00%, 10/1/30	1,000	1,353,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon:

2.35%, 6/1/25	$165	$177,651

2.40%, 12/1/25	1,050	1,138,347

2.50%, 6/1/26	1,070	1,170,922

Pasadena, TX:

4.00%, 2/15/28	500	562,655

4.00%, 2/15/29	150	168,572

4.00%, 2/15/30	500	561,530

4.00%, 2/15/31	650	729,261

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	1,006,618

Pennsylvania:

4.00%, 6/15/31	135	148,415

Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,163,400

Philadelphia, PA:

5.00%, 2/1/26	1,150	1,383,508

5.00%, 2/1/31	1,550	2,030,608

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,157,802

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,266,580

Portland, OR, 5.00%, 6/1/30	6,515	8,827,043

Ravenswood City School District, CA, (Election of 2016):

5.00%, 8/1/25	485	575,244

5.00%, 8/1/26	505	618,999

5.00%, 8/1/27	530	651,709

5.00%, 8/1/28	555	680,902

5.00%, 8/1/29	575	703,524

Romeo Community Schools, MI, 5.00%, 5/1/30	700	846,405

Romulus, MI:

4.00%, 11/1/31	250	286,118

4.00%, 11/1/32	100	114,396

4.00%, 11/1/33	250	285,610

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,928,867

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	519,408

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	341,826

Southfield Public Schools, MI:

5.00%, 5/1/25	1,100	1,291,730

5.00%, 5/1/27	1,000	1,252,630

St. Mary’s County, MD:

5.00%, 5/1/28	1,255	1,618,109

5.00%, 5/1/30	1,245	1,681,410

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

St. Vrain Valley School District RE-1J, CO:

5.00%, 12/15/28	$1,700	$2,105,824

5.00%, 12/15/29	1,000	1,235,130

Stamford, CT, 4.00%, 8/1/27	650	743,847

Sun Valley, ID:

5.00%, 9/15/25	755	901,002

5.00%, 9/15/26	695	857,123

Texas, 4.00%, 8/26/21	10,000	10,026,500

Torrance Unified School District, CA, (Election of 2014):

5.00%, 8/1/30	515	627,837

5.00%, 8/1/31	450	546,858

Tuloso-Midway Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/27	510	582,201

4.00%, 8/15/28	530	603,437

4.00%, 8/15/29	545	620,281

Virginia, 3.00%, 6/1/32	2,000	2,358,440

Washington:

5.00%, 8/1/28	1,485	1,821,872

5.00%, 8/1/29	1,400	1,716,820

Wellesley, MA:

5.00%, 4/1/30	1,990	2,692,768

5.00%, 4/1/31	1,985	2,747,200

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,305,617

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	412,531

York County, PA, 5.00%, 6/1/27	1,225	1,418,513

		$284,672,347

Hospital — 13.0%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):

5.00%, 4/1/31	$1,750	$2,193,397

5.00%, 4/1/33	3,000	3,740,520

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	292,130

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	95,354

California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	3,000	3,646,350

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	930,877

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	402,938

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):

4.00%, 4/1/34	$100	$121,464

4.00%, 4/1/35	290	351,500

4.00%, 4/1/36	300	362,454

Colorado Health Facilities Authority, (CommonSpirit Health):

5.00%, 8/1/34	2,000	2,560,500

5.00%, 8/1/35	3,000	3,835,170

5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,977,900

Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	176,253

Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,927,240

Connecticut Health and Educational Facilities Authority, (Stamford Hospital):

4.00%, 7/1/26	600	694,542

4.00%, 7/1/27	700	827,421

4.00%, 7/1/28	650	780,696

4.00%, 7/1/29	500	608,460

4.00%, 7/1/30	750	923,235

Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,857,360

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,205,010

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,353,040

Illinois Finance Authority, (Riverside Health System):

4.00%, 11/15/32	750	852,053

5.00%, 11/15/27	500	607,830

Illinois Finance Authority, (Rush University Medical Center):

5.00%, 11/15/31	1,000	1,161,560

5.00%, 11/15/32	1,000	1,160,750

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.42%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	12,715	12,824,603

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,174,450

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):

5.00%, 5/15/25	250	292,848

5.00%, 5/15/26	250	290,698

5.00%, 5/15/27	250	289,983

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):

5.00%, 10/1/30	2,000	2,412,480

5.00%, 10/1/31	1,500	1,807,935

5.00%, 10/1/32	2,000	2,406,000

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.59%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	$4,730	$4,712,641

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,156,140

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	485	541,347

Massachusetts Development Finance Agency, (South Shore Hospital):

5.00%, 7/1/24	550	620,725

5.00%, 7/1/26	500	602,325

5.00%, 7/1/28	245	293,106

Medford Hospital Facilities Authority, OR, (Asante Health System):

5.00%, 8/15/34	1,000	1,325,510

5.00%, 8/15/35	700	926,317

5.00%, 8/15/36	1,000	1,319,870

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,498,350

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	564,828

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,192,390

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):

5.00%, 7/1/23	400	433,300

5.00%, 7/1/28	1,340	1,537,663

5.00%, 7/1/29	775	885,709

Montgomery County, OH, (Kettering Health Network Obligated Group):

5.00%, 8/1/32	275	371,685

5.00%, 8/1/33	300	404,067

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):

5.00%, 8/1/25	400	472,680

5.00%, 8/1/28	500	632,530

5.00%, 8/1/29	500	628,475

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):

5.00%, 7/1/25	1,000	1,180,860

5.00%, 7/1/27	700	857,276

5.00%, 7/1/28	700	856,135

5.00%, 7/1/30	520	634,286

5.00%, 7/1/31	700	852,698

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,178,380

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	750	887,295

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/37	$1,375	$1,700,036

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,937,532

Public Finance Authority, WI, (Renown Regional Medical Center):

4.00%, 6/1/35	795	960,519

5.00%, 6/1/34	1,320	1,728,500

5.00%, 6/1/36	2,310	3,010,507

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,211,110

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	280,035

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	167,921

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	592,875

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	735,900

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,958,312

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,264,365

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):

5.00%, 12/1/25	335	398,901

5.00%, 12/1/26	300	362,097

5.00%, 12/1/27	205	247,216

5.00%, 12/1/28	500	602,435

5.00%, 12/1/30	400	481,528

5.00%, 12/1/31	300	360,672

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,971,947

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	3,550	4,342,750

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	486,608

		$126,513,355

Housing — 2.2%

Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$152,752

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,085,820

Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):

1.50%, 1/1/31	300	302,097

1.60%, 7/1/31	300	303,840

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Minnesota Housing Finance Agency:

2019 Series A, 4.00%, 8/1/34	$295	$354,847

2019 Series A, 4.00%, 8/1/35	440	526,997

2019 Series C, 4.00%, 8/1/33	525	633,827

2019 Series C, 4.00%, 8/1/34	240	288,689

2019 Series C, 4.00%, 8/1/35	285	341,350

New York City Housing Development Corp., NY:

2.65%, 11/1/27	870	933,797

2.80%, 5/1/29	655	705,926

2.85%, 11/1/29	300	323,238

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):

2.20%, 5/1/25	190	200,775

2.25%, 11/1/25	225	239,400

2.40%, 11/1/26	225	242,557

2.50%, 11/1/27	140	150,438

2.60%, 5/1/28	110	118,421

New York Mortgage Agency:

2.30%, 10/1/30	1,000	1,050,560

3.65%, 4/1/32	1,000	1,095,520

Seattle Housing Authority, WA:

2.875%, 12/1/25	900	984,294

3.00%, 12/1/26	920	1,021,117

Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,698,716

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	273,677

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,287	1,440,024

Virginia Housing Development Authority, 2.55%, 5/1/27	630	667,491

Washington Housing Finance Commission:

2.25%, 6/1/25	105	111,208

2.30%, 12/1/25	130	138,649

2.40%, 6/1/26	105	112,275

		$21,498,302

Insured – Education — 0.7%

New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$2,120,917

Patterson Joint Unified School District, CA, (Election 2018):

(BAM), 5.00%, 8/1/28	1,065	1,294,231

(BAM), 5.00%, 8/1/29	1,000	1,211,400

University of Central Florida, (AGM), 4.00%, 10/1/34(1)	1,805	2,254,445

		$6,880,993

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.2%

Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4):

(AGM), 4.00%, 1/1/36	$770	$915,214

(AGM), 4.00%, 1/1/37	1,125	1,332,933

		$2,248,147

Insured – Escrowed / Prerefunded — 0.0%(3)

New Britain, CT:

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$5,832

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	100	116,829

		$122,661

Insured – General Obligations — 1.3%

Fort Bend County Municipal Utility District No. 58, TX:

(BAM), 3.00%, 4/1/26	$185	$204,469

(BAM), 3.00%, 4/1/30	725	814,247

(BAM), 3.00%, 4/1/32	360	400,644

New Britain, CT, (BAM), 5.00%, 3/1/25	135	156,530

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	528,116

Pharr, TX:

(AGM), 4.00%, 8/15/35	2,190	2,709,512

(AGM), 4.00%, 8/15/36	1,945	2,401,433

(AGM), 4.00%, 8/15/37	2,485	3,058,364

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	812,979

Yonkers, NY:

(BAM), Series 2019A, 5.00%, 5/1/31	750	978,112

(BAM), Series 2019B, 5.00%, 5/1/31	825	1,075,924

		$13,140,330

Insured – Housing — 0.2%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 4.00%, 5/15/35	$600	$742,476

(BAM), 4.00%, 5/15/36	600	739,992

		$1,482,468

Insured – Lease Revenue / Certificates of Participation — 0.5%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,572,493

Clermont County Port Authority, OH, (West Clermont Local School District):

(BAM), 5.00%, 12/1/26	250	297,688

(BAM), 5.00%, 12/1/29	100	118,180

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Highlands County School Board, FL:

(BAM), 5.00%, 3/1/26	$400	$463,948

(BAM), 5.00%, 3/1/27	200	231,588

Pasco County School Board, FL:

(BAM), 5.00%, 8/1/25	305	360,150

(BAM), 5.00%, 8/1/26	355	432,976

(BAM), 5.00%, 8/1/27	605	737,888

(BAM), 5.00%, 8/1/29	310	374,347

		$4,589,258

Insured – Other Revenue — 0.5%

New York Dormitory Authority, School Districts Revenue Bond Financing Program:

(AGM), 5.00%, 10/1/33	$1,250	$1,597,400

(AGM), 5.00%, 10/1/34	1,250	1,594,538

(AGM), 5.00%, 10/1/35	1,000	1,274,540

		$4,466,478

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$496,226

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/34(1)	115	140,371

(AGM), 4.00%, 5/1/36(1)	135	163,866

		$800,463

Insured – Transportation — 1.3%

New Brunswick Parking Authority, NJ:

(BAM), 5.00%, 9/1/25	$500	$589,190

(BAM), 5.00%, 9/1/26	320	380,218

(BAM), 5.00%, 9/1/27	375	444,229

New Orleans Aviation Board, LA:

(AGM), 5.00%, 1/1/30	1,000	1,254,880

(AGM), 5.00%, 1/1/31	1,250	1,560,950

(AGM), 5.00%, 1/1/32	1,650	2,056,741

(AGM), 5.00%, 1/1/33	2,450	3,046,771

(AGM), 5.00%, 1/1/34	2,485	3,082,742

		$12,415,721

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$296,527

Hamburg Municipal Authority, PA, Sewer Revenue:

(AGM), 2.00%, 10/1/32	370	381,781

(AGM), 2.00%, 10/1/34	200	205,332

(AGM), 2.00%, 10/1/36	255	259,585

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	$250	$303,360

		$1,446,585

Lease Revenue / Certificates of Participation — 5.2%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,149,160

Aspen Fire Protection District, CO:

4.00%, 12/1/29	150	182,913

4.00%, 12/1/30	235	284,693

4.00%, 12/1/31	250	300,602

4.00%, 12/1/32	205	245,754

Broward County School Board, FL:

5.00%, 7/1/25	500	587,015

5.00%, 7/1/27	500	611,795

5.00%, 7/1/29	500	605,015

California Public Works Board:

4.00%, 5/1/36	880	1,097,237

5.00%, 11/1/29	1,000	1,233,550

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	611,935

Colorado Department of Transportation:

5.00%, 6/15/30	350	419,958

5.00%, 6/15/31	310	371,802

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:

5.00%, 6/1/25	500	586,185

5.00%, 6/1/29	3,000	3,797,550

5.00%, 6/1/30	3,000	3,771,180

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	238,622

Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,300	1,626,131

Fountain Valley Public Financing Authority, CA:

4.00%, 11/1/25	570	655,848

4.00%, 11/1/26	595	691,777

4.00%, 11/1/27	620	717,334

4.00%, 11/1/28	645	743,782

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	519,499

Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	4,900	4,900,000

Lake Houston Redevelopment Authority, TX:

3.00%, 9/1/37	300	326,034

4.00%, 9/1/32	200	244,190

4.00%, 9/1/35	200	241,976

4.00%, 9/1/36	200	241,304

5.00%, 9/1/31	250	330,327

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	$1,495	$1,805,317

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools):

5.00%, 12/1/25	1,405	1,669,941

5.00%, 12/1/26	2,000	2,377,300

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools):

5.00%, 10/1/25	1,000	1,182,480

5.00%, 10/1/26	1,000	1,219,560

Orange County School Board, FL, Prerefunded to 8/1/25, 5.00%, 8/1/32	1,935	2,295,819

Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,704,160

Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/32	2,585	3,012,456

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	463,967

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	596,975

Riverside County Public Financing Authority, CA:

5.00%, 11/1/27	850	1,012,163

5.00%, 11/1/28	950	1,130,357

South Dakota Building Authority, 5.00%, 6/1/26	500	606,415

Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,395,337

		$50,805,415

Other Revenue — 8.4%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,069,918

Bexar County, TX, Motor Vehicle Rental Tax Revenue:

4.00%, 8/15/33	690	815,987

4.00%, 8/15/34	810	955,411

4.00%, 8/15/35	510	600,734

District of Columbia, (National Public Radio, Inc.):

Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,213,240

Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,213,240

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/32	825	983,540

5.00%, 12/1/33	640	762,381

5.00%, 12/1/34	510	606,558

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	185,270

Kentucky Public Energy Authority, Gas Supply Revenue:

4.00%, 7/1/24	5,000	5,530,950

4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,624,150

4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,644,390

Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,882,123

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$5,000	$5,757,350

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):

5.00%, 12/1/32	2,355	3,050,526

5.00%, 12/1/34	2,425	3,111,639

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):

5.00%, 4/1/27	500	605,335

5.00%, 4/1/29	275	331,405

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,478,801

New York City Cultural Resources Trust, NY, (Carnegie Hall):

5.00%, 12/1/27	100	125,756

5.00%, 12/1/29	325	426,780

5.00%, 12/1/31	250	327,503

5.00%, 12/1/32	550	719,406

5.00%, 12/1/33	200	260,984

5.00%, 12/1/34	300	390,498

5.00%, 12/1/35	700	909,475

New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,605,228

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,321,385

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,682,000

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue:

5.00%, 12/15/26	1,000	1,225,630

5.00%, 12/15/31	1,250	1,696,262

Wisconsin, Environmental Improvement Fund Revenue:

5.00%, 6/1/31	2,500	2,945,550

5.00%, 6/1/32	1,000	1,177,380

		$81,236,785

Senior Living / Life Care — 1.9%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,504,400

Baltimore County, MD, (Riderwood Village, Inc.):

4.00%, 1/1/30	1,655	1,980,522

4.00%, 1/1/31	250	298,040

4.00%, 1/1/32	350	416,185

4.00%, 1/1/33	600	712,338

4.00%, 1/1/34	685	811,910

4.00%, 1/1/35	615	727,373

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/28	50	58,113

5.00%, 11/15/30	910	1,049,812

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	$100	$118,294

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):

2.50%, 1/1/26	640	690,816

5.00%, 1/1/27	1,035	1,226,485

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities):

5.00%, 12/1/21	250	253,808

5.00%, 12/1/31	310	359,603

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	232,695

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

3.00%, 2/1/27	1,000	1,094,610

5.00%, 2/1/23	600	641,454

5.00%, 2/1/29	600	703,200

5.00%, 2/1/30	200	233,346

5.00%, 2/1/31	250	290,610

North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	715	844,301

North Carolina Medical Care Commission, (United Methodist Retirement Homes):

5.00%, 10/1/24	150	169,152

5.00%, 10/1/25	100	112,510

5.00%, 10/1/26	1,100	1,233,507

5.00%, 10/1/27	50	55,906

5.00%, 10/1/29	125	139,129

5.00%, 10/1/32	225	249,140

Series 2016A, 5.00%, 10/1/30	230	273,861

Series 2016A, 5.00%, 10/1/31	675	800,374

Series 2017A, 5.00%, 10/1/30	250	277,625

		$18,559,119

Special Tax Revenue — 2.8%

Downtown Smyrna Development Authority, GA:

3.00%, 2/1/36	$200	$232,504

4.00%, 2/1/35	430	540,428

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	608,550

Miami-Dade County, FL, Special Obligation Bonds:

5.00%, 4/1/25	250	292,995

5.00%, 4/1/26	1,025	1,243,520

5.00%, 4/1/29	900	1,085,841

5.00%, 4/1/30	950	1,143,249

5.00%, 4/1/31	895	1,076,148

5.00%, 4/1/32	735	883,014

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 5/1/36	$2,000	$2,471,840

4.00%, 11/1/36	1,000	1,239,640

5.00%, 8/1/33	1,190	1,355,529

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/32	1,800	2,135,880

5.00%, 3/15/34	5,000	6,115,200

Queen Creek, AZ, Excise Tax and State Shared Revenue:

4.00%, 8/1/35	3,120	3,862,935

4.00%, 8/1/36	1,000	1,234,690

Successor Agency to San Mateo Redevelopment Agency, CA:

5.00%, 8/1/26	100	117,267

5.00%, 8/1/29	140	162,138

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,222,750

		$27,024,118

Transportation — 16.7%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,450,010

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,983,150

Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,629,934

Central Texas Regional Mobility Authority:

4.00%, 1/1/34	200	241,594

4.00%, 1/1/36	1,490	1,787,851

5.00%, 1/1/25	500	566,340

5.00%, 1/1/27	2,500	2,973,025

5.00%, 1/1/36	1,130	1,498,629

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	5,000	6,020,650

4.00%, 1/1/36	3,500	4,193,525

5.00%, 1/1/26	1,000	1,201,210

5.00%, 1/1/28	150	173,352

5.00%, 1/1/29	150	173,187

5.00%, 1/1/30	500	577,470

5.00%, 1/1/31	1,000	1,154,580

5.00%, 1/1/33	125	144,091

5.00%, 1/1/34	7,500	9,785,250

5.25%, 1/1/28	2,905	3,603,013

5.25%, 1/1/29	3,060	3,792,503

5.25%, 1/1/30	1,000	1,238,200

5.25%, 1/1/31	1,000	1,237,210

5.25%, 1/1/32	2,565	3,173,136

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	$840	$949,586

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,519,384

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,759,966

Fort Bend County, TX, Toll Road Revenue:

5.00%, 3/1/28	500	578,580

5.00%, 3/1/29	1,000	1,156,390

5.00%, 3/1/30	750	867,292

Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,043,369

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	766,643

Illinois Toll Highway Authority:

5.00%, 1/1/29	175	208,941

5.00%, 12/1/32	350	415,692

Kentucky Turnpike Authority, 5.00%, 7/1/33	300	326,415

Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,630,452

Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	5,470,222

Metropolitan Transportation Authority, NY:

0.364%, (67% of SOFR + 0.33%), 11/1/35(2)	7,500	7,505,550

0.464%, (67% of SOFR + 0.43%), 11/1/26(2)	3,000	3,002,340

4.00%, 11/15/43	3,500	4,157,755

5.00%, 11/15/41	415	437,418

5.25%, 11/15/30	500	592,560

Series 2012D, 5.00%, 11/15/28	1,070	1,129,385

Series 2015F, 5.00%, 11/15/28	640	756,941

Metropolitan Transportation Authority, NY, Green Bonds:

5.00%, 11/15/25	5,000	5,942,900

5.00%, 11/15/26	5,815	7,125,643

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	184,503

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/28	1,200	1,556,952

5.00%, 12/1/30	1,000	1,351,020

North Carolina, Grant Anticipation Revenue Vehicle Bonds:

5.00%, 3/1/26	3,000	3,632,640

5.00%, 3/1/29	550	635,344

5.00%, 3/1/30	400	462,244

Pennsylvania Turnpike Commission:

4.00%, 12/1/37	3,850	4,729,263

5.00%, 12/1/34	250	334,503

5.00%, 12/1/35	500	667,640

5.00%, 12/1/36	1,165	1,552,724

Port Authority of New York and New Jersey:

4.00%, 7/15/36	1,605	1,969,239

5.00%, 9/1/34	3,595	4,685,579

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port of Seattle, WA:

5.00%, 3/1/27	$250	$284,840

5.00%, 3/1/29	250	284,510

Portland, ME, Airport Revenue, Green Bonds:

5.00%, 1/1/29	225	287,838

5.00%, 1/1/31	370	478,184

Salt Lake City, UT, (Salt Lake City International Airport):

5.00%, 7/1/28	1,370	1,712,020

5.00%, 7/1/31	300	380,022

5.00%, 7/1/32	660	833,936

5.00%, 7/1/33	600	756,132

5.00%, 7/1/34	450	565,646

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

5.00%, 5/1/35	1,950	2,639,305

5.00%, 5/1/36	1,950	2,630,550

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/34	1,000	682,630

0.00%, 8/1/35	500	323,370

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	17,943,696

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/31	2,920	3,770,742

5.00%, 12/1/34	1,005	1,289,566

Wisconsin, Transportation Revenue:

5.00%, 7/1/31	3,450	3,928,101

Prerefunded to 7/1/24, 5.00%, 7/1/32	700	797,699

		$162,291,772

Water and Sewer — 3.9%

Buffalo Municipal Water Finance Authority, NY:

5.00%, 7/1/25	$300	$351,702

5.00%, 7/1/29	115	134,965

5.00%, 7/1/30	100	117,361

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,760,415

Hillsborough County, FL, Wastewater Impact Fee:

5.00%, 5/1/26	3,000	3,625,890

5.00%, 5/1/27	2,315	2,874,651

5.00%, 5/1/28	1,270	1,617,231

5.00%, 5/1/29	1,220	1,589,379

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	671,836

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,143,400

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	$1,895	$2,218,893

Mesa, AZ, Utility Systems Revenue:

5.00%, 7/1/27	600	731,868

5.00%, 7/1/29	500	606,635

Portland, OR, Water System Revenue, 4.00%, 5/1/33	2,470	3,136,776

Rapid City, SD, Water Revenue:

4.00%, 11/1/29	600	688,572

4.00%, 11/1/30	670	767,867

5.00%, 11/1/26	1,000	1,196,380

5.00%, 11/1/27	515	614,452

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	8,811,715

Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	2,095	2,484,733

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	584,080

Western Riverside Water and Wastewater Financing Authority, CA:

4.00%, 9/1/26	435	508,002

4.00%, 9/1/27	445	530,881

Wyoming, MI, Water Supply System Revenue:

5.00%, 6/1/27	505	616,256

5.00%, 6/1/28	550	669,405

		$38,053,345

Total Tax-Exempt Municipal Obligations — 96.1% (identified cost $873,325,546)		$934,165,390

Other Assets, Less Liabilities — 3.9%		$37,490,945

Net Assets — 100.0%		$971,656,335

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	10.7%

Others, representing less than 10% individually	85.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 5.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.6% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	Amount is less than 0.05%.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value (identified cost, $873,325,546)	$934,165,390

Cash	38,942,839

Interest receivable	8,756,641

Receivable for investments sold	75,722

Total assets	$981,940,592

Liabilities

Payable for when-issued securities	$9,852,363

Payable to affiliates:

Investment adviser fee	263,065

Other	303

Accrued expenses	168,526

Total liabilities	$10,284,257

Net Assets applicable to investors’ interest in Portfolio	$971,656,335

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest	$9,619,028

Total investment income	$9,619,028

Expenses

Investment adviser fee	$1,497,663

Trustees’ fees and expenses	22,738

Custodian fee	112,542

Legal and accounting services	28,270

Miscellaneous	14,651

Total expenses	$1,675,864

Deduct —

Allocation of expenses to affiliates	$31,294

Total expense reductions	$31,294

Net expenses	$1,644,570

Net investment income	$7,974,458

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,190,397

Net realized gain	$2,190,397

Change in unrealized appreciation (depreciation) —

Investments	$590,116

Net change in unrealized appreciation (depreciation)	$590,116

Net realized and unrealized gain	$2,780,513

Net increase in net assets from operations	$10,754,971

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$7,974,458	$15,352,513

Net realized gain	2,190,397	4,325,390

Net change in unrealized appreciation (depreciation)	590,116	17,011,685

Net increase in net assets from operations	$10,754,971	$36,689,588

Capital transactions —

Contributions	$71,939,893	$203,943,194

Withdrawals	(21,913,693)	(59,666,246)

Portfolio transaction fee	140,922	395,167

Net increase in net assets from capital transactions	$50,167,122	$144,672,115

Net increase in net assets	$60,922,093	$181,361,703

Net Assets

At beginning of period	$910,734,242	$729,372,539

At end of period	$971,656,335	$910,734,242

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Financial Highlights

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35%	0.35%	0.35	%(3)

Net investment income	1.70	%(3)	1.94%	2.17%	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	10	%(4)	51%	28%	78%	35%	30	%(4)

Total Return(2)	1.08	%(4)	4.66%	7.88%	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$971,656		$910,734	$729,373	$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2021, the years ended January 31, 2021, 2020, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2021, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.2% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

30

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.3200%

$1 billion but less than $2.5 billion	0.3075%

$2.5 billion but less than $5 billion	0.2950%

$5 billion and over	0.2875%

For the six months ended July 31, 2021, the Portfolio’s investment adviser fee amounted to $1,497,663 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $31,294 in total of the Portfolio’s operating expenses for the six months ended July 31, 2021.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $217,373,856 and $88,862,773, respectively, for the six months ended July 31, 2021.

31

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$873,300,634

Gross unrealized appreciation	$60,956,050

Gross unrealized depreciation	(91,294)

Net unrealized appreciation	$60,864,756

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$934,165,390	$—	$934,165,390

Total Investments	$—	$934,165,390	$—	$934,165,390

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

32

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to 5-to-15 Year Laddered Municipal Bond Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to 5-to-15 Year Laddered Municipal Bond Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	36,668,950.825	505,404.721	973,652.043	0

Proposal 2	36,608,500.910	504,862.369	1,034,644.310	0

Proposal 3	36,516,929.929	504,046.773	1,127,030.886	0

Proposal 4	36,514,674.332	488,792.943	1,144,540.314	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to the Portfolio (“Proposal 2”). The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	95.761%	1.310%	2.928%

Proposal 2	95.755%	1.270%	2.974%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

33

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Officers and Trustees

Officers of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2021